Annual Fund Operating Expenses	May 29, 2026	[1]
Corgi 0-3 Month T-Bill ETF | Corgi 0-3 Month T-Bill ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	5.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	5.00%
Corgi 3-12 Month T-Bill ETF | Corgi 3-12 Month T-Bill ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	5.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	5.00%
Corgi 1-3 Year Treasury Bond ETF | Corgi 1-3 Year Treasury Bond ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	5.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	5.00%
Corgi 3-7 Year Treasury Bond ETF | Corgi 3-7 Year Treasury Bond ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	5.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	5.00%
Corgi 1-5 Year Investment Grade Corporate Bond ETF | Corgi 1-5 Year Investment Grade Corporate Bond ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	5.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	5.00%
Corgi 0-5 Year High Yield Corporate Bond ETF | Corgi 0-5 Year High Yield Corporate Bond ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	15.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	15.00%

[1]	Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.
[2]	The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.